Note 9 - Short Term Debt (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Interest expense	$ 60,940	$ 7,334	$ 232,660	$ 7,902	$ 75,671	$ 1,145
Interest on convertible debentures
Interest expense			13,252	507
Amortization of discount
Interest expense			203,580	6,258
Amortization of debt issuance costs
Interest expense			16,203
Interest on short term debt
Interest expense			700	700
Accounts payable related
Interest expense			$ 550	$ 437